EXPLORATION AND EVALUATION ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Exploration and evaluation assets, beginning of period	$ 15,065	$ 15,633
Acquisition of Beadell (note 5)	309
Foreign exchange translation difference	(6,150)	(15)
Foreign exchange translation difference	(19)
Exploration and evaluation assets, end of period	15,659	15,065
Santa Rosa Property [Member]
Disclosure of detailed information about intangible assets [line items]
Exploration and evaluation assets, beginning of period	988	988
Exploration and evaluation assets, end of period	988	988
El Horcon Property [Member]
Disclosure of detailed information about intangible assets [line items]
Exploration and evaluation assets, beginning of period	1,124	1,124
Exploration and evaluation assets, end of period	1,124	1,124
Coricancha [Member]
Disclosure of detailed information about intangible assets [line items]
Exploration and evaluation assets, beginning of period	12,953	13,521
Non-cash change in reclamation and remediation provision	304	(568)
Exploration and evaluation assets, end of period	13,257	$ 12,953
Tucano [Member]
Disclosure of detailed information about intangible assets [line items]
Acquisition of Beadell (note 5)	309
Foreign exchange translation difference	(19)
Exploration and evaluation assets, end of period	$ 290